INCOME TAXES - Additional information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
INCOME TAXES
U.S. federal corporate income tax rate	21.00%
Operating loss carryforwards	$ 10,500,000	$ 8,500,000	$ 1,700,000
Operating loss carryforwards expiration year	2025	2024
Net operating loss included in operating loss carryforwards	$ 400,000	$ 2,300,000
Deferred tax assets operating loss carryforwards	$ 7,100,000	$ 5,900,000
Valuation allowance percentage on deferred tax asset	100.00%	100.00%	100.00%
Valuation allowances for deferred tax asset	$ 1,500,000	$ 1,230,000	$ 800,000
Allowance for doubtful accounts	131,775	29,129	1,245
Net operating loss carryforwards in the PRC	$ 2,732,507	$ 2,315,793	415,533
Percentage on income tax rate reconciliation	80.00%	80.00%
Continuing operations
INCOME TAXES
Valuation allowances for deferred tax asset	$ 4,372,497	$ 3,579,711	1,171,280
Allowance for doubtful accounts	131,775	29,129	1,245
Net operating loss carryforwards in the PRC	2,732,507	2,315,793	415,533
Discontinued operations
INCOME TAXES
Operating loss carryforwards	10,300,000	10,300,000	15,300,000
Valuation allowances for deferred tax asset	2,595,919	2,595,919	3,822,686
Allowance for doubtful accounts			20,190
Net operating loss carryforwards in the PRC	$ 2,595,919	$ 2,595,919	$ 3,802,496
State Administration of Taxation, China
INCOME TAXES
PRC statutory tax rate	25.00%	25.00%